Subsequent events	3 Months Ended
Mar. 31, 2018
Subsequent events
Subsequent events

15. Events occurring after the balance sheet date

In 2014, the Company invested in becoming the majority shareholder in Sound, which thereafter acquired Cogent Healthcare, Inc. On April 20, 2018 the Company signed a definitive agreement to divest its controlling interest in Sound to an investment consortium led by Summit Partners, L.P. for total transaction proceeds of $2,150,000 (€1,760,000). Closing of the transaction is subject to regulatory approvals and anticipated to occur late in 2018.

Effective September 1, 2018, Ms. Katarzyna Mazur-Hofsäss, Ph.D., will assume the Management Board position in charge of the EMEA Segment. She follows Dominik Wehner, who decided to step down from his position for personal reasons, effective on December 31, 2017. In the interim period, Rice Powell, Chief Executive Officer of Fresenius Medical Care and Chairman of the Management Board, manages the EMEA Segment.

No further significant activities have taken place subsequent to the balance sheet date March 31, 2018 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.